RELATED PARTY TRANSACTIONS - Purchases of Goods and Services From Related Parties (Details) - Goods And Services [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Purchases of goods and services from related parties	$ 1,733	$ 3,058	$ 1,838
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Purchases of goods and services from related parties	1,164	3,051	1,838
Hollycon [Member]
Related Party Transaction [Line Items]
Purchases of goods and services from related parties	$ 569	$ 7	$ 0